Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of other payables
	December 31, 2018	June 30, 2018
	(unaudited)
Xianfu Han	$271,336	$91,336
Weili He	294,438	104,428
	$565,774	$195,763

Schedule of loans payable – employees
	December 31, 2018	June 30, 2018
	(unaudited)
Na Wang	$2,337,948	$-
Wei Zhang	1,940,546	-
	$4,278,494	$-